Share-based Payments - Schedule of Number and Weighted Average Exercise Price of Warrants (Details) - Warrants	12 Months Ended	13 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance | $	$ 21.50	$ 12.84
Weighted average price, forfeited | $	21.50	11.86
Weighted average price, expired | $	$ 21.50	12.25
Ending balance | $		$ 21.50
Beginning balance | shares	24,174	292,047
Number of warrants, forfeited | shares	(465)	(129,122)
Number of warrants, expired | shares	(23,709)	(138,751)
Ending balance | shares		24,174